REVENUE	9 Months Ended
Sep. 28, 2019
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
Revenue transactions associated with the sale of YETI branded coolers, equipment, drinkware, apparel and accessories comprise a single performance obligation, which consists of the sale of products to customers either through wholesale or DTC channels. Revenue is recognized when performance obligations are satisfied through the transfer of control of promised goods to the customers, based on the terms of sale. The transfer of control typically occurs at a point in time based on consideration of when the customer has an obligation to pay for the goods, and physical possession of, legal title to, and the risks and rewards of ownership of the goods has been transferred, and the customer has accepted the goods. Revenue from wholesale transactions is generally recognized at the time products are shipped based on contractual terms with the customer. Revenue from our DTC channel is generally recognized at the point of sale in our retail stores and at the time products are shipped for e-commerce transactions and corporate sales based on contractual terms with the customer.

Revenue is recognized net of estimates of variable consideration, including product returns, customer discounts and allowances, sales incentive programs, and miscellaneous claims from customers. We determine these estimates based on contract terms, evaluations of historical experience, anticipated trends, and other factors. The actual amount of customer returns and customer allowances, which is inherently uncertain, may differ from our estimates.

The duration of contractual arrangements with our customers is typically less than one year. Payment terms with wholesale customers vary depending on creditworthiness and other considerations, with the most common being net 30 days. Payment is due at the time of sale for retail store transactions and at the time of shipment for e-commerce transactions.

Certain products that we sell include a limited warranty which does not meet the definition of a performance obligation within the context of the contract. Product warranty costs are estimated based on historical and anticipated trends and are recorded as cost of goods sold at the time revenue is recognized.
Revenue from the sale of gift cards is initially deferred and recognized as a contract liability until the gift card is redeemed by the customer.

We elected to account for shipping and handling as fulfillment activities, and not as separate performance obligations. Shipping and handling fees billed to customers are included in net sales. All shipping and handling activity costs are recognized as selling, general and administrative expenses at the time the related revenue is recognized. Sales taxes collected from customers and remitted directly to government authorities are excluded from net sales and cost of goods sold.

Contract Balances

Accounts receivable represent an unconditional right to receive consideration from a customer and are recorded at net invoiced amounts, less an estimated allowance for doubtful accounts.

Contract liabilities are recorded when the customer pays consideration before the transfer of a good to the customer and thus represent our obligation to transfer the good to the customer at a future date. Our primary contract liabilities relate to payment advances for certain customized product transactions and gift cards. We recognize contract liabilities as revenue once all performance obligations have been satisfied.

The following table provides information about accounts receivable and contract liabilities at the periods indicated (in thousands):

	September 28, 2019		At Adoption - December 30, 2018 (1)
Accounts receivable, net	$74,757?	?	$60,336?	?
Contract liabilities	(3,538)	?	(9,457)	?
________________________________________
(1)We adopted ASC 606 on December 30, 2018. See Note 1 for additional information.

For the three and nine months ended September?28, 2019, we recognized $0.0 million and $9.4 million, respectively, of revenue that was previously included in the contract liability balance at the beginning of the period. The change in the contract liability balance primarily results from timing differences between the customer?s payment and our satisfaction of performance obligations.

Disaggregation of Revenue

The following table disaggregates our net sales by channel, product category, and geography for the periods indicated (in thousands):

	Three Months Ended				Nine Months Ended
	September 28, 2019		September 29, 2018(1)		September 28, 2019		September 29, 2018(1)
Net Sales by Channel
Wholesale	$136,198?	?	$124,958?	?	$378,982?	?	$360,731?	?
Direct-to-consumer	92,927?	?	71,151?	?	237,150?	?	176,923?	?
Total net sales	$229,125?	?	$196,109?	?	$616,132?	?	$537,654?	?

Net Sales by Category
Coolers & Equipment	$97,843?	?	$86,665?	?	$266,551?	?	$240,007?	?
Drinkware	126,368?	?	104,049?	?	334,278?	?	280,703?	?
Other	4,914?	?	5,395?	?	15,303?	?	16,944?	?
Total net sales	$229,125?	?	$196,109?	?	$616,132?	?	$537,654?	?

Net Sales by Geographic Region
United States	$221,501?	?	$191,276?	?	$591,147?	?	$527,348?	?
International	7,624?	?	4,833?	?	24,985?	?	10,306?	?
Total net sales	$229,125?	?	$196,109?	?	$616,132?	?	$537,654?	?
_________________________________________
(1)Prior year information is presented in accordance with accounting guidance in effect during that period and has not been updated to reflect the impact of ASC 606. See Note 1 for additional information.
For the three months ended September?28, 2019 and September?29, 2018, our largest single customer represented approximately 15% and 19%, respectively, of gross sales.?For the nine months ended September?28, 2019 and September?29, 2018, our largest single customer represented approximately 16% and 17%, respectively, of gross sales.